Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Financial Assets and Liabilities

Financial assets and liabilities in the consolidated statement of financial position were as follows:

December 31, 2018(1)	Assets/(Liabilities) at Amortized Cost	Assets/(Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income	Derivatives Used for Hedging(2)	Total
Cash and cash equivalents	316	2,390	-	-	2,706
Trade and other receivables	1,313	-	-	-	1,313
Other financial assets - current	75	1	-	-	76
Other financial assets - non-current	14	16	23	-	53
Current indebtedness	(3)	-	-	-	(3)
Trade payables (see note 22)	(326)	-	-	-	(326)
Accruals (see note 22)	(854)	-	-	-	(854)
Other financial liabilities - current(3)	(95)	-	-	-	(95)
Long-term indebtedness	(3,213)	-	-	-	(3,213)
Other financial liabilities - non-current	(1)	(2)	-	(76)	(79)
Total	(2,774)	2,405	23	(76)	(422)

December 31, 2017	Cash, Trade and Other Receivables	Assets/(Liabilities) at Fair Value through Earnings	Derivatives Used for Hedging(2)	Available for Sale	Other Financial Liabilities	Total
Cash and cash equivalents	874	-	-	-	-	874
Trade and other receivables	1,457	-	-	-	-	1,457
Other financial assets - current	78	20	-	-	-	98
Other financial assets - non-current	49	1	-	33	-	83
Current indebtedness	-	-	-	-	(1,644)	(1,644)
Trade payables (see note 22)	-	-	-	-	(307)	(307)
Accruals (see note 22)	-	-	-	-	(1,477)	(1,477)
Other financial liabilities - current	-	(49)	-	-	(80)	(129)
Long-term indebtedness	-	-	-	-	(5,382)	(5,382)
Other financial liabilities - non-current	-	(31)	(246)	-	(2)	(279)
Total	2,458	(59)	(246)	33	(8,892)	(6,706)

(1) At December 31, 2018, money market funds are presented within “Assets/Liabilities at Fair Value through Earnings” reflecting the adoption of IFRS 9, Financial Instruments. At December 31, 2017, money market funds of $249 million were included within “Cash, Trade and Other Receivables”.

(2) Derivatives are entered into with specific objectives for each transaction, and are linked to specific assets, liabilities, firm commitments or highly probable forecasted transactions.

(3) Included a commitment to repurchase up to $21 million of shares related to the Company’s pre-defined plan with its broker to repurchase the Company’s shares during its internal trading blackout period. See note 25.

Summary of Debt and Related Derivative Instruments

The following is a summary of debt and related derivative instruments that hedge the cash flows of debt:

	Carrying Amount		Fair Value
December 31, 2018	Primary Debt Instruments	Derivative Instruments Liability	Primary Debt Instruments	Derivative Instruments Liability
Bank and other	3	-	3	-
C$550, 3.309% Notes, due 2021	402	76	407	76
$350, 3.95% Notes, due 2021(1)	138	-	139	-
$600, 4.30% Notes, due 2023	596	-	607	-
$450, 3.85% Notes, due 2024(1)	240	-	233	-
$500, 3.35% Notes, due 2026	495	-	458	-
$350, 4.50% Notes, due 2043(1)	116	-	105	-
$350, 5.65% Notes, due 2043	341	-	364	-
$400, 5.50% Debentures, due 2035	395	-	406	-
$500, 5.85% Debentures, due 2040	490	-	524	-
Total	3,216	76	3,246	76
Current portion	3	-
Long-term portion	3,213	76

(1) Notes were partially redeemed in October 2018. See the “Long-term debt activity”section below for additional information.

	Carrying Amount		Fair Value
December 31, 2017	Primary Debt Instruments	Derivative Instruments Liability	Primary Debt Instruments	Derivative Instruments Liability
Bank and other	4	-	7	-
Commercial paper	1,637	-	1,641	-
C$500, 3.369% Notes, due 2019	398	75	405	75
C$750, 4.35% Notes, due 2020	597	128	629	128
C$550, 3.309% Notes, due 2021	437	43	450	43
$500, 4.70% Notes, due 2019	499	-	519	-
$350, 3.95% Notes, due 2021	349	-	361	-
$600, 4.30% Notes, due 2023	597	-	634	-
$450, 3.85% Notes, due 2024	447	-	459	-
$500, 3.35% Notes, due 2026	495	-	497	-
$350, 4.50% Notes, due 2043	341	-	361	-
$350, 5.65% Notes, due 2043	341	-	420	-
$400, 5.50% Debentures, due 2035	394	-	459	-
$500, 5.85% Debentures, due 2040	490	-	607	-
Total	7,026	246	7,449	246
Current portion	1,644	-
Long-term portion	5,382	246

Summmary of Information Regarding Notes Repaid

The Company used part of the proceeds from the sale of a 55% interest in its Financial & Risk business to repay debt in October 2018. The details of note repayments in 2018 and 2017 are as follows:

Month/Year	Full / Partial Redemption	Notes Repaid	Principal Amount (in millions)
October 2018	Full Redemption	3.369% Notes, due 2019(1)	C$500
October 2018	Full Redemption	4.35% Notes, due 2020(1)	C$750
October 2018	Full Redemption	4.70% Notes, due 2019(1)	$500
October 2018	Partial Redemption	3.95% Notes, due 2021(1)	$211 million repaid of $350 million principal amount
October 2018	Partial Redemption	3.85% Notes, due 2024(1)	$208 million repaid of $450 million principal amount
October 2018	Partial Redemption	4.50% Notes, due 2043(1)	$231 million repaid of $350 million principal amount
December 2017	Full Redemption	6.50% Notes, due 2018(1)	US$1,000
September 2017	Full Redemption	1.65% Notes, due 2017	US$550
February 2017	Full Redemption	1.30% Notes, due 2017	US$550

(1) These notes were redeemed prior to their scheduled due date.

Cross-currency Risk Exposures Interest Rate Swaps

The details of these instruments are set forth below:

Received	Paid	Hedged Risk	Year of Maturity	Principal Amount
2018 Cash flow hedges
Canadian dollar fixed	U.S. dollar fixed	Foreign exchange	2021	US$483

Received	Paid	Hedged Risk	Year of Maturity	Principal Amount
2017 Cash flow hedges
Canadian dollar fixed	U.S. dollar fixed	Foreign exchange	2019(1)	US$478
Canadian dollar fixed	U.S. dollar fixed	Foreign exchange	2020(1)	US$731
Canadian dollar fixed	U.S. dollar fixed	Foreign exchange	2021	US$483

(1) The swaps maturing in 2019 and 2020 were terminated in connection with the early repayment of the related Canadian dollar denominated hedged debt in October 2018.

Currency Risk Exposures

The carrying amount of debt, all of which is unsecured, was denominated in the following currencies:

	Before Currency Hedging Arrangements		After Currency Hedging Arrangements(1)
	December 31,		December 31,
	2018	2017	2018	2017
Canadian dollar	405	1,433	3	1
U.S. dollar	2,811	5,588	3,293	7,275
Other currencies	-	5	-	5
	3,216	7,026	3,296	7,281

(1) Excludes fair value adjustments of $4 million and $9 million at December 31, 2018 and 2017, respectively, associated with the interest related fair value component of hedging instruments.

Foreign Exchange Contracts- US Dollar Notional Amounts	The cumulative U.S. dollar notional amounts of contracts outstanding at December 31, 2017 were as follows:

December 31,
Sell (buy)	2017
Euros	361
British pounds sterling	(145)
Japanese yen	48

Fair Value Gains and Losses from Derivative Financial Instruments

Fair value gains and losses from derivative financial instruments recognized in the consolidated income statement and consolidated statement of changes in equity were as follows:

	Year ended December 31,
	2018		2017
	Fair Value Gain (Loss) Through Earnings	Fair Value Loss Through Equity	Fair Value (Loss) Gain Through Earnings	Fair Value Loss Through Equity
Foreign exchange contracts	4	-	(34)	-
Hedging instruments:
Cross currency interest rate swaps - cash flow hedges(1)	(49)	(6)	94	(16)
Forward interest rate swaps - cash flow hedges	1	-	1	-
	(44)	(6)	61	(16)

(1) In 2018, comprised of $59 million of foreign exchange losses related to hedges on Canadian dollar denominated debt and a $10 million gain relating to swaps that were terminated ahead of their maturity in connection with the early repayment of the related hedged debt.

Currency Risk- Sensitivity Analysis

The table below shows the impact on earnings that a hypothetical 10% strengthening of the U.S. dollar against other foreign currencies would have as a result of changes in fair values of financial instruments as of December 31, 2018.

Increase (decrease) to earnings	£	€	Other Currencies	Total
Impact on earnings from financial assets and liabilities(1)	1	(1)	-	-
Impact on earnings from non-permanent intercompany loans	(8)	(21)	52	23
Total impact on earnings	(7)	(22)	52	23

(1) Excludes debt which has been swapped into U.S. dollar obligations.

Disclosure of Maturity Analysis for Non-derivative and Derivative Financial Liabilities

The table below sets forth non-derivative and derivative financial liabilities by maturity based on the remaining period from December 31, 2018 and 2017, respectively, to the contractual maturity date. The amounts disclosed are the contractual undiscounted cash flows.

December 31, 2018	2019	2020	2021	2022	2023	Thereafter	Total
Long-term debt(1)	-	-	548	-	600	2,111	3,259
Interest payable(1)	147	147	147	128	128	1,298	1,995
Debt-related hedges outflows	16	16	498	-	-	-	530
Debt-related hedges inflows(2)	(13)	(13)	(423)	-	-	-	(449)
Trade payables	326	-	-	-	-	-	326
Accruals	854	-	-	-	-	-	854
Other financial liabilities	98	3	-	-	-	-	101
Total	1,428	153	770	128	728	3,409	6,616

December 31, 2017	2018	2019	2020	2021	2022	Thereafter	Total
Long-term debt(1)	-	901	603	793	-	3,150	5,447
Interest payable(1)	238	232	201	175	147	1,655	2,648
Debt-related hedges outflows	58	529	775	498	-	-	1,860
Debt-related hedges inflows(2)	(54)	(449)	(644)	(458)	-	-	(1,605)
Commercial paper	1,641	-	-	-	-	-	1,641
Trade payables	307	-	-	-	-	-	307
Accruals	1,477	-	-	-	-	-	1,477
Other financial liabilities	133	33	-	-	-	-	166
Total	3,800	1,246	935	1,008	147	4,805	11,941

(1) Represents contractual principal and interest payments. Future cash flows have been calculated using forward foreign exchange rates.

(2) Future cash flows have been calculated using forward foreign exchange rates.

Summary of Credit Ratings

The following table sets forth the credit ratings that the Company has received from rating agencies in respect of its outstanding securities as of December 31, 2018:

	Moody’s	Standard & Poor’s	DBRS Limited	Fitch
Long-term debt	Baa2	BBB	BBB (high)	BBB+
Commercial paper	P-2	A-2	R-2 (high)	F2
Trend/Outlook	Negative Outlook	Stable	Stable	Stable

Net Debt

The following table presents the calculation of net debt(1):

	December 31,
	2018	2017
Current indebtedness	3	1,644
Long-term indebtedness	3,213	5,382
Total debt	3,216	7,026
Swaps	76	246
Total debt after swaps	3,292	7,272
Remove fair value adjustments for hedges(2)	4	9
Total debt after currency hedging arrangements	3,296	7,281
Remove transaction costs and discounts included in the carrying value of debt	40	59
Less: cash and cash equivalents	(2,706)	(874)
Net debt	630	6,466

(1) Net debt is a non-IFRS measure.

(2) Represents the interest-related fair value component of hedging instruments that are removed to reflect net cash outflow upon maturity.

Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities

The following is a reconciliation of movements of liabilities to cash flows arising from financing activities for the years ended December 31, 2018 and 2017:

	Notes and Debentures(1)	Commercial Paper/Credit Facilities	Derivative Instruments Liabilities	Total Liabilities From Financing Activities
December 31, 2016	7,389	-	327	7,716
Repayments of debt	(2,112)	-	-	(2,112)
Net borrowings under short-term loan facilities	-	1,641	-	1,641
Foreign exchange movements	94	-	(94)	-
Other, net(2)	18	(4)	13	27
December 31, 2017	5,389	1,637	246	7,272
Proceeds	-	1,370	-	1,370
Repayments of debt	(2,125)	(1,370)	(224)	(3,719)
Net repayments under short-term loan facilities	-	(1,661)	-	(1,661)
Foreign exchange movements	(59)	-	59	-
Other, net(2)	11	24	(5)	30
December 31, 2018	3,216	-	76	3,292

(1) Includes bank and other financial instruments in current indebtedness.

(2) Includes amortization of transaction and discount costs and fair value movements on derivatives.

Fair Value Hierarchy

The levels used to determine fair value measurements for those instruments carried at fair value in the consolidated statement of financial position are as follows:

December 31, 2018(1)				Total
Assets	Level 1	Level 2	Level 3	Balance
Money market accounts	-	2,390	-	2,390
Warrants(2)	-	-	16	16
Embedded derivatives(3)	-	1	-	1
Financial assets at fair value through earnings	-	2,391	16	2,407
Financial assets at fair value through other comprehensive income(4)	2	21	-	23
Total assets	2	2,412	16	2,430

Liabilities
Contingent consideration(5)	-	-	(2)	(2)
Financial liabilities at fair value through earnings	-	-	(2)	(2)
Derivatives used for hedging(6)	-	(76)	-	(76)
Total liabilities	-	(76)	(2)	(78)

December 31, 2017				Total
Assets	Level 1	Level 2	Level 3	Balance
Embedded derivatives(3)	-	12	-	12
Forward exchange contracts(7)	-	9	-	9
Financial assets at fair value through earnings	-	21	-	21
Available for sale investments(4)	7	26	-	33
Total assets	7	47	-	54

Liabilities
Embedded derivatives(3)	-	(63)	-	(63)
Forward exchange contracts(7)	-	(16)	-	(16)
Contingent consideration(5)	-	-	(1)	(1)
Financial liabilities at fair value through earnings	-	(79)	(1)	(80)
Derivatives used for hedging(6)	-	(246)	-	(246)
Total liabilities	-	(325)	(1)	(326)

(1) Current presentation reflects the adoption of IFRS 9, Financial Instruments, effective January 1, 2018.

(2) Warrants relate to the Company’s equity method investment in Refinitiv (see note 9).

(3) Largely related to U.S. dollar pricing of customer agreements by subsidiaries outside of the U.S.

(4) Investments in entities over which the Company does not have control, joint control or significant influence.

(5) Obligations to pay additional consideration for prior acquisitions, based upon performance measures contractually agreed at the time of purchase.

(6) Comprised of fixed-to-fixed cross-currency swaps on indebtedness.

(7) Used to manage foreign exchange risk on cash flows excluding indebtedness.

Disclosure of Offsetting of Financial Assets

Financial assets	Gross Financial Assets	Gross Financial Liabilities Netted Against Assets	Net Financial Assets in the Consolidated Statement of Financial Position	Related Financial Liabilities Not Netted	Net Amount
Cash and cash equivalents	10	(8)	2 (1)	-	2
December 31, 2018	10	(8)	2	-	2

Derivative financial assets	8	-	8 (2)	(7)	1
Cash and cash equivalents	19	-	19 (1)	(1)	18
December 31, 2017	27	-	27	(8)	19

(1) Included within “Cash and cash equivalents” in the consolidated statement of financial position.

(2) Included within “Other financial assets”- current and “Other financial assets” – non-current in the consolidated statement of financial position

Disclosure of Offsetting of Financial Liabilities

Financial liabilities	Gross Financial Liabilities	Gross Financial Assets Netted Against Liabilities	Net Financial Liabilities in the Consolidated Statement of Financial Position	Related Financial Assets Not Netted	Net Amount
Derivative financial liabilities	76	-	76 (3)	-	76
Bank indebtedness	11	(8)	3 (4)	-	3
December 31, 2018	87	(8)	79	-	79

Derivative financial liabilities	262	-	262 (3)	(7)	255
Bank indebtedness	1	-	1 (4)	(1)	-
December 31, 2017	263	-	263	(8)	255

(3) Included within “Other financial liabilities” – current and “Other financial liabilities” – non-current in the consolidated statement of financial position.

(4) Included within “Current indebtedness” in the consolidated statement of financial position.